UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                 ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22223

                                   REGISTRANT
                 ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660

                               AGENT FOR SERVICE
                               TIMOTHY J. STEWART
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010

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
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NAME OF ISSUER:                               MONTRICA GLOBAL OPPORTUNITIES FUND, L.P.
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EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: JULY 14, 2009

                                                                 MANAGEMENT
                  PROPOSAL CAST                     SPONSOR    RECOMMENDATION        VOTE
--------------------------------------------------------------------------------------------
Amendment to the Amended and Restated Limited      Issuer         For           Yes - For
Partnership Agreement creating two new share
classes which include a different liquidity and
fee structure and the ability to transfer into
one of the new share classes.

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NAME OF ISSUER:                                             CERBERUS PARTNERS, L.P.
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EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 11, 2009

                                                                 MANAGEMENT
            PROPOSAL CAST                          SPONSOR     RECOMMENDATION      VOTE
--------------------------------------------------------------------------------------------
Amendment to the Fifth Amended and Restated        Issuer            For         Yes - For
Agreement of the Partnership approving the
Partnership's Restructuring Plan which included
i) the right to transfer holdings to a new fund
or liquidity vehicle, the SPV and ii) a
management fee in the new SPV.

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

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Robeco-Sage Multi-Strategy Master Fund, L.L.C.

/s/ Timothy J. Stewart

Chief Executive Officer

Date:  August 16, 2010